Company's Operations - Equity interests (Details) - shares		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 23, 2025	Dec. 31, 2025
Company's Operations [Line Items]
%		100.00%		100.00%
Stock canceled During Period, Shares		(60,000,000,000)
F&E Tecnologia do Brasil S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity				Biofuel production, except alcohol
Country				Brazil
%		100.00%		100.00%
Fibria Celulose (USA) Inc. (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity				Business office
Country				United States of America
%		100.00%		100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity				Port operations
Country				Brazil
%		100.00%		100.00%
FuturaGene Ltda. (Direct) | England
Company's Operations [Line Items]
Main activity				Biotechnology research and development
Country				England
%		100.00%		100.00%
FuturaGene Delaware Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity				Biotechnology research and development
Country				United States of America
%		100.00%		100.00%
FuturaGene Israel Ltda. (Indirect) | ISRAEL
Company's Operations [Line Items]
Main activity				Biotechnology research and development
Country				Israel
%		100.00%		100.00%
FuturaGene Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity				Biotechnology research and development
Country				United States of America
%		100.00%		100.00%
Maxcel Empreendimentos e Participações S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity				Holding
Country				Brazil
%		100.00%		100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity				Port operations
Country				Brazil
%		100.00%		100.00%
Mucuri Energética S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity				Power generation and distribution
Country				Brazil
%		100.00%		100.00%
Paineiras Logística e Transportes Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity				Road freight transport
Country				Brazil
%		100.00%		100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity				Port operations
Country				Brazil
%		51.00%		51.00%
Projetos Especiais e Investimentos Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity				Commercialization of equipment and parts
Country				Brazil
%		100.00%		100.00%
SFBC Participações Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity				Packaging production
Country				Brazil
%		100.00%		100.00%
Suzano Argentina S.A.U (Direct) | ARGENTINA
Company's Operations [Line Items]
Main activity				Commercialization of paper and computer materials
Country				Argentina
%		100.00%		100.00%
Suzano Austria GmbH. (Direct) | AUSTRIA
Company's Operations [Line Items]
Main activity				Business office
Country				Austria
%		100.00%		100.00%
Suzano Canada Inc. (Direct) | CANADA
Company's Operations [Line Items]
Main activity				Lignin research and development
Country				Canada
%		100.00%		100.00%
Suzano Ecuador S.A.S. (Direct) | ECUADOR
Company's Operations [Line Items]
Main activity				Business office
Country				Ecuador
%		100.00%		100.00%
Suzano Finland Oy (Direct) (3) | FINLAND
Company's Operations [Line Items]
Main activity				Industrialization and commercialization of cellulose, microfiber cellulose and paper
Country				Finland
%		100.00%
Suzano International Finance B.V (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity				Financial fundraising
Country				Netherlands
%		100.00%		100.00%
Suzano International Holding B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity				Holding
Country				Netherlands
%		100.00%		100.00%
Suzano International Trade GmbH. (Direct) | AUSTRIA
Company's Operations [Line Items]
Main activity				Business office
Country				Austria
%		100.00%		100.00%
Suzano Packaging LLC (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity				Production of coated and uncoated paperboard, used in the production of Liquid Packaging Board and Cupstock
Country				United States of America
%		100.00%		100.00%
Suzano Material Technology Development Ltd. (Direct) | CHINA
Company's Operations [Line Items]
Main activity				Biotechnology research and development
Country				China
%		100.00%		100.00%
Suzano Netherlands B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity				Financial fundraising
Country				Netherlands
%		100.00%		100.00%
Suzano Operações Industriais e Florestais S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity				Industrialization, commercialization and exporting of pulp
Country				Brazil
%		100.00%		100.00%
Suzano Pulp and Paper America Inc. (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity				Business office
Country				United States of America
%		100.00%		100.00%
Suzano Pulp and Paper Europe S.A. (Direct) | SWITZERLAND
Company's Operations [Line Items]
Main activity				Business office
Country				Switzerland
%		100.00%		100.00%
Suzano Shanghai Ltda. (Direct) | CHINA
Company's Operations [Line Items]
Main activity				Business office
Country				China
%		100.00%		100.00%
Suzano Shanghai Trading Ltda. (Direct) | CHINA
Company's Operations [Line Items]
Main activity				Business office
Country				China
%		100.00%		100.00%
Suzano Singapura Pte. Ltda. (Direct) | SINGAPORE
Company's Operations [Line Items]
Main activity				Business office
Country				Singapore
%		100.00%		100.00%
Suzano Trading International KFT(Direct) | HUNGARY
Company's Operations [Line Items]
Main activity				Business office
Country				Hungary
%		100.00%		100.00%
Suzano Ventures LLC (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity				Corporate venture capital
Country				United States of America
%		100.00%		100.00%
Veracel Celulose S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity				Industrialization, commercialization and exporting of pulp
Country				Brazil
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation		50.00%		50.00%
Allotrope Energy Ltd [Member] | England
Company's Operations [Line Items]
Main activity				Research and development of battery technology based on carbon derived from lignin biomass
Country				England
Proportion of ownership interest in associate				20.00%
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity				Restoration, conservation and preservation of forests
Country				Brazil
Proportion of ownership interest in associate		16.66%		16.66%
Muçununga Serviços Ambientais, Restauração e Carbono Ltda. (Indirect) (1) | BRAZIL
Company's Operations [Line Items]
Proportion of ownership interest in associate	50.00%		100.00%	8.33%
Ensyn Corporation (Direct) (4) | UNITED STATES
Company's Operations [Line Items]
Main activity				Biofuel research and development
Country				United States of America
Proportion of ownership interest in associate		24.80%
F&E Technologies LLC (Direct/Indirect) (5) | UNITED STATES
Company's Operations [Line Items]
Main activity				Biofuel production, except alcohol
Country				United States of America
Proportion of ownership interest in associate		50.00%
Ibema Companhia Brasileira de Papel (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity				Industrialization and commercialization of paperboard
Country				Brazil
Proportion of ownership interest in associate		49.90%		49.90%
Simplifyber, Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity				Production of consumer goods through the transformation of cellulose-based liquids
Country				United States of America
Proportion of ownership interest in associate		13.91%		14.20%
Spinnova Plc. (Direct) (“Spinnova”) | FINLAND
Company's Operations [Line Items]
Main activity				Research of sustainable raw materials for the textile industry
Country				Finland
Proportion of ownership interest in associate		18.77%		18.76%
Woodspin Oy (Direct/Indirect) (“Woodspin”) (3) | FINLAND
Company's Operations [Line Items]
Main activity				Development and production of cellulose-based fibers, yarns and textile filaments
Country				Finland
Proportion of ownership interest in associate		50.00%		18.76%
Spinnova Refining Oy (Indirect) (3) | FINLAND
Company's Operations [Line Items]
Main activity				Industrialization and commercialization of cellulose, microfiber cellulose and paper
Country				Finland
Proportion of ownership interest in associate				18.76%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity				Software solutions based on artificial intelligence and computer vision for agribusiness
Country				Brazil
Proportion of ownership interest in associate		5.82%		5.82%
Celluforce Inc. (Direct) | CANADA
Company's Operations [Line Items]
Main activity				Nanocrystalline pulp research and development
Country				Canada
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation		8.28%		8.28%
Lenzing Aktiengesellschaft (Indirect) | AUSTRIA
Company's Operations [Line Items]
Main activity				Production of wood-based cellulose fibers
Country				Austria
Proportion of ownership interest in associate		15.00%		15.00%
Nfinite Nanotechnology Inc. (Indirect) | CANADA
Company's Operations [Line Items]
Main activity				Research and development of smart nanocoatings
Country				Canada
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation		5.00%		4.90%